Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of cash equivalents and marketable securities measured at fair value on a recurring basis
The following table summarizes the cash equivalents and marketable securities measured at fair value on a recurring basis as of December 31, 2018 and December 31, 2017:

	Level 1	Level 2	Level 3	Balance at December 31, 2018
Cash equivalents	$2,333,771	$—	$—	$2,333,771
	$2,333,771	$—	$—	$2,333,771

	Level 1	Level 2	Level 3	Balance at December 31, 2017
Cash equivalents	$5,046,205	$—	$—	$5,046,205
Marketable securities:
U.S. government agency securities	—	8,986,259	—	8,986,259
Commercial paper	—	4,440,689	—	4,440,689
Corporate debt securities	—	702,775	—	702,775
	$5,046,205	$14,129,723	$—	$19,175,928